DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired
The following tables present a rollforward of DAC, deferred sales inducements (“DSI”) and value of business acquired (“VOBA asset”) for the periods indicated:

AS OF AND FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of year	$886	$184	$306	$1,376
Additions	1,121	406	105	1,632
Amortization	(114)	(424)	(34)	(572)
Net change	1,007	(18)	71	1,060
Balance, end of year	$1,893	$166	$377	$2,436
DSI:
Balance, beginning of year	$393	$—	$—	$393
Additions	773	—	—	773
Amortization	(52)	—	—	(52)
Net change	721	—	—	721
Balance, end of period	$1,114	$—	$—	$1,114
VOBA asset:
Balance, beginning of year	$8,838	$27	$62	$8,927
Amortization	(777)	(13)	(4)	(794)
Net change	(777)	(13)	(4)	(794)
Balance, end of year	$8,061	$14	$58	$8,133
Total DAC, DSI and VOBA asset	$11,068	$180	$435	$11,683

AS OF AND FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of year	$1,314	$171	$217	$1,702
Additions	764	474	108	1,346
Derecognition(1)	(1,129)	—	—	(1,129)
Amortization	(63)	(461)	(19)	(543)
Net change	(428)	13	89	(326)
Balance, end of year	$886	$184	$306	$1,376
DSI:
Balance, beginning of year	$257	$—	$—	$257
Additions	394	—	—	394
Derecognition(1)	(246)	—	—	(246)
Amortization	(12)	—	—	(12)
Net change	136	—	—	136
Balance, end of year	$393	$—	$—	$393
VOBA asset:
Balance, beginning of year	$40	$168	$301	$509
Acquisition of business combination(2)	9,321	—	—	9,321
Derecognition(3)	—	—	(221)	(221)
Amortization	(523)	(141)	(18)	(682)
Net change	8,798	(141)	(239)	8,418
Balance, end of year	$8,838	$27	$62	$8,927
Total DAC, DSI and VOBA asset	$10,117	$211	$368	$10,696
__________________________
(1)See Note 16 for the details of an effective settlement of a reinsurance arrangement, resulting in the derecognition of DAC and DSI.
(2)See Note 16 for the details of the measurement period adjustment to the VOBA asset included within this amount, which was recognized upon the Company’s acquisition of AEL in May 2024.
(3)See Note 12 for details of a reinsurance transaction in relation to the Company’s Life business at ANGI, resulting in the derecognition of a portion of the VOBA asset recognized upon the Company’s acquisition of American National in May 2022.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of year	$886	$124	$86	$1,096
Additions	508	464	148	1,120
Amortization	(80)	(417)	(17)	(514)
Net change	428	47	131	606
Balance, end of year	$1,314	$171	$217	$1,702
DSI:
Balance, beginning of year	$85	$—	$—	$85
Additions	182	—	—	182
Amortization	(10)	—	—	(10)
Net change	172	—	—	172
Balance, end of year	$257	$—	$—	$257
VOBA Asset:
Balance, beginning of year	$26	$68	$310	$404
Acquisition of business combination	—	176	—	176
Additions	19	—	18	37
Amortization	(5)	(76)	(27)	(108)
Net change	14	100	(9)	105
Balance, end of year	40	168	301	509
Total DAC, DSI and VOBA Asset	$1,611	$339	$518	$2,468

Schedule of Projected VOBA Asset Amortization Expenses
The following table provides the projected VOBA asset amortization expenses for a five-year period and thereafter as of December 31, 2025:

Years	US$ MILLIONS
2026	$749
2027	680
2028	624
2029	569
2030	521
Thereafter	4,990
Total amortization expense	$8,133